Accrued Expenses and Other Current Liabilities (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:
	September 30, 2022	December 31, 2021
Settlement payable of incentive units on 2016 Plan	$2,108	$1,060
Income, sales and other taxes payable	2,710	664
Accrued professional service fees	1,452	184
Accrued legal expenses	1,185	196
Accrued infrastructure expenses	567	—
Employee compensation and benefits	477	320
Settlement payable to a former director	406	204
Deferred rent	362	196
Other accrued expenses	1,162	715
	$10,429	$3,539

10. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	Successor
	December 31,
	2021	2020
Accrued repurchase of Series Y Preferred Units	$—	$7,687
Settlement payable of incentive units on 2016 Plan	1,060	—
Settlement payable to a former director	204	—
Income and other taxes payable	664	1,428
Employee compensation and benefits	320	1,460
Other accrued expenses	1,291	468
	$3,539	$11,043